Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 8,254	$ 2,910
Vessels’ operating and voyage expenses	2,610	3,413
Commissions	644	512
Interest on derivatives and other finance expenses	104	1,316
General and administrative expenses	195	232
Total	$ 11,807	$ 8,383